Property, plants and equipment, net (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 34,000	$ 269,000	$ 255,000	$ 65,000	$ 505,000	$ 506,000	$ 702,000